Commitments and Contingencies - Additional Information (Details) - USD ($)		6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Loss Contingencies [Line Items]
Period of underwriters option to purchase	45 days	45 days
Maximum additional units purchase to cover over allotments	4,500,000	4,500,000
Date of underwriter fully exercised over allotment option.		Mar. 04, 2021
Underwriting discount per unit	$ 0.20	$ 0.20
Payments for underwriting discount	$ 6.0	$ 6,900,000
Deferred underwriting commission per unit	$ 0.35	$ 0.35
Deferred underwriting commissions	$ 10.5	$ 12,075,000
Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Payments for underwriting discount	6.9
Deferred underwriting commissions	$ 12.1